Judicial deposits (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Civil [Member]
IfrsStatementLineItems [Line Items]
Court deposit	R$ 72,533	R$ 70,560
Tax [Member] | Tax Issues To Current Court Proceedings One [Member]
IfrsStatementLineItems [Line Items]
Court deposit	34,544	34,544
Tax [Member] | Tax Issues To Current Court Proceedings Two [Member]
IfrsStatementLineItems [Line Items]
Court deposit	9,073	8,862
Tax [Member] | Tax Issues To Current Court Proceedings Three [Member]
IfrsStatementLineItems [Line Items]
Court deposit	20,022	18,883
Tax [Member] | Tax Issues To Current Court Proceedings Four [Member]
IfrsStatementLineItems [Line Items]
Court deposit	11,254	11,317
Tax [Member] | Tax Issues To Current Court Proceedings Five [Member]
IfrsStatementLineItems [Line Items]
Court deposit	8,048	7,843
Tax [Member] | Tax Issues To Current Court Proceedings Six [Member]
IfrsStatementLineItems [Line Items]
Court deposit	3,478	3,329
Tax [Member] | Tax Issues To Current Court Proceedings Fourteen [Member]
IfrsStatementLineItems [Line Items]
Court deposit	3,582	3,514
Tax [Member] | Tax Issues To Current Court Proceedings Eight [Member]
IfrsStatementLineItems [Line Items]
Court deposit	61,752	58,664
Tax [Member] | Tax Issues To Current Court Proceedings Night [Member]
IfrsStatementLineItems [Line Items]
Court deposit	9,960	14,505
Tax [Member] | Tax Issues To Current Court Proceedings Ten [Member]
IfrsStatementLineItems [Line Items]
Court deposit	R$ 9,730	R$ 9,739